Note 6. Income Taxes: Schedule of Deferred Tax Assets and Liabilities as of March 31, 2015 and December 31, 2014 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities as of March 31, 2015 and December 31, 2014

		March 31, 2015		December 31, 2014
Individual components giving rise to the deferred tax assets are as follows:	$		$
Future tax benefit arising from net operating loss carryovers		449,064		157,172
Less valuation allowance		(449,064)		(157,172)
Net deferred asset		$-		$-

		December 31
		2014		2013
Individual components giving rise to the deferred tax assets are as follows:	$		$
Future tax benefit arising from net operating loss carryovers		157,172		140,068
Less valuation allowance		(157,172)		(140,068)
Net deferred asset		$-		$-